Other Balance Sheet Accounts - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Cash and bank deposits	$ 739,042	$ 823,985
Amounts due from third-party credit card processors	5,272	7,076
Total cash and cash equivalents	919,227	1,479,969	$ 1,268,441	$ 1,410,339
Commercial paper
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	149,347	167,248
Money market funds
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	20,966	439,947
Agency securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	4,600	8,749
U.S. treasury securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	0	5,599
Corporate debt securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	$ 0	$ 27,365